Fair Value Measurement - Changes in level 3 items (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Liabilities	R$ 3,585,012	R$ 3,484,690
Transfers into Level 3 of fair value hierarchy, liabilities		0
Transfers out of Level 3 of fair value hierarchy, liabilities		0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities		0
Reconciliation of changes in fair value measurement, liabilities [abstract]
At the beginning of the year	3,484,690
Balance at December 31	3,585,012	3,484,690
Share-based compensation | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,974	19,805	R$ 52,283
Reconciliation of changes in fair value measurement, liabilities [abstract]
At the beginning of the year	19,805	52,283	46,260
Adjusted through profit and loss - general and administrative	(17,831)	(32,478)	6,023
Balance at December 31	R$ 1,974	R$ 19,805	R$ 52,283